SHARE-BASED COMPENSATION (Details 3) (2009 Incentive Plan [Member], Non Vested Equity Share Unit [Member], USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Shares, Begining Balance	1,952,861		1,615,952
Shares Vested	(1,443,925)		(1,073,091)
Shares, Ending Balance	2,458,936		1,952,861
Weighted average grant-date fair value, Begining Balance	$ 7.18		$ 6.26
Weighted average grant-date fair value Vested	$ 5.84		$ 6.85
Weighted average grant-date fair value, Ending Balance	$ 3.69		$ 7.18
January 1, 2011 [Member]
Shares Granted			210,000	[1]
Weighted average Grant-date fair value Granted			$ 8.85	[1]
March 21, 2011 [Member]
Shares Granted			1,000,000	[1]
Weighted average Grant-date fair value Granted			$ 7.80	[1]
April 1, 2011 [Member]
Shares Granted			150,000	[1]
Weighted average Grant-date fair value Granted			$ 8.85	[1]
June 24, 2011 [Member]
Shares Granted			50,000	[2]
Weighted average Grant-date fair value Granted			$ 5.27	[2]
September 13, 2012 [Member]
Shares Granted	1,950,000	[3]
Weighted average Grant-date fair value Granted	$ 1.78	[3]

[1]	The stock awards vest in equal quarterly installments over a period of three years from the date of grant.
[2]	The stock awards vest fully vested on the date of grant.
[3]	The stock awards vested in equal quarterly installments over a period of one and a half years from the date of grant.